RISK MANAGEMENT - Credit Quality Analysis of the Group (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt instruments
RISK MANAGEMENT
Maximum exposure to credit risk	$ 29,003,922	$ 15,614,134
Percentage of financial instruments not in default	100.00%
Debt instruments | Low Risk
RISK MANAGEMENT
Maximum exposure to credit risk	$ 25,567,960	13,738,560
Debt instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure to credit risk	2,092,898	1,390,984
Debt instruments | High Risk
RISK MANAGEMENT
Maximum exposure to credit risk	1,343,064	463,305
Debt instruments | Without Rating
RISK MANAGEMENT
Maximum exposure to credit risk		21,285
Equity securities
RISK MANAGEMENT
Maximum exposure to credit risk	588,207	1,228,423
Equity securities | Low Risk
RISK MANAGEMENT
Maximum exposure to credit risk	274,916	320,034
Equity securities | Medium Risk
RISK MANAGEMENT
Maximum exposure to credit risk	1,590	8,655
Equity securities | High Risk
RISK MANAGEMENT
Maximum exposure to credit risk	5,767	637
Equity securities | Without Rating
RISK MANAGEMENT
Maximum exposure to credit risk	305,934	899,097
Derivatives
RISK MANAGEMENT
Maximum exposure to credit risk	$ 1,093,357	549,836
Percentage of financial instruments not in default	99.85%
Derivatives | Low Risk
RISK MANAGEMENT
Maximum exposure to credit risk	$ 1,078,261	527,427
Derivatives | Medium Risk
RISK MANAGEMENT
Maximum exposure to credit risk	3,380	2,910
Derivatives | High Risk
RISK MANAGEMENT
Maximum exposure to credit risk	1,207	755
Derivatives | Without Rating
RISK MANAGEMENT
Maximum exposure to credit risk	$ 10,509	$ 18,744